INCOME TAX EXPENSE - Schedule of Components of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current tax
Charge for the year	$ 423	$ 1,125
Adjustment in respect of prior years	45	0
Canada	0	7
International	468	1,118
Current tax	468	1,125
Deferred tax
Origination and reversal of temporary differences in the current year	821	112
Adjustment in respect of prior years	(91)	(6)
Canada	628	(97)
International	102	203
Deferred tax	730	106
Income tax expense	$ 1,198	$ 1,231